Loan receivable from Tevva (Details) - ElectraMeccanica Vehicles Corp			12 Months Ended
	Nov. 28, 2023 USD ($)	Aug. 14, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loan Receivables [Line Items]
Loan receivable to Tevva			$ 6,000,000
Impairment of loan receivable			6,000,000
Gain / (loss) on settlement of legal liabilities			712,715	$ (15,700,000)
Tevva
Loan Receivables [Line Items]
Impairment of loan receivable			6,000,000
Loan forgive	$ 6,100,000
Accrued interest forgiven	100,000
Payment towards settlement agreement	$ 380,000
Gain / (loss) on settlement of legal liabilities			$ 380,000
Working Capital Facility | Tevva
Loan Receivables [Line Items]
Loan receivable to Tevva		$ 6,000,000
Interest on working capital facility (in percentage)		8